CAPITAL STOCK 1 (Details Narrative) - USD ($)																																																						1 Months Ended	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 16, 2025	Sep. 15, 2025	Sep. 10, 2025	Aug. 29, 2025	Aug. 26, 2025	Jul. 30, 2025	Jul. 29, 2025	Jun. 09, 2025	Jun. 05, 2025	Jun. 02, 2025	May 23, 2025	May 22, 2025	May 05, 2025	May 01, 2025	Apr. 28, 2025	Apr. 18, 2025	Apr. 16, 2025	Apr. 11, 2025	Apr. 10, 2025	Apr. 08, 2025	Apr. 03, 2025	Mar. 28, 2025	Mar. 26, 2025	Mar. 25, 2025	Mar. 20, 2025	Mar. 17, 2025	Feb. 19, 2025	Feb. 14, 2025	Feb. 12, 2025	Feb. 11, 2025	Feb. 07, 2025	Feb. 03, 2025	Jan. 30, 2025	Jan. 15, 2025	Jan. 06, 2025	Jan. 03, 2025	Dec. 31, 2024	Dec. 19, 2024	Dec. 18, 2024	Oct. 16, 2024	Oct. 05, 2024	Sep. 26, 2024	Aug. 26, 2024	Jun. 28, 2024	Jun. 05, 2024	May 17, 2024	Apr. 26, 2024	Apr. 24, 2024	Apr. 18, 2024	Apr. 05, 2024	Apr. 04, 2024	Dec. 19, 2023	Jan. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024		Dec. 31, 2023		Apr. 02, 2025	Feb. 10, 2025	Jan. 27, 2025	Dec. 13, 2024	Oct. 18, 2024	Oct. 15, 2024	Oct. 02, 2024	Jul. 24, 2024	Jul. 09, 2024	May 24, 2024	May 22, 2024	May 21, 2024	Apr. 28, 2024	Mar. 28, 2024	Nov. 18, 2022
Class of Stock [Line Items]
Preferred stock, shares authorized	10,000,000																																					10,000,000																	10,000,000						10,000,000		10,000,000
Preferred stock, par value	$ 0.0001																																					$ 0.0001																	$ 0.0001						$ 0.0001		$ 0.0001
Preferred stock stated value																																																																																$ 1,100
Shares issued																																														100,000
Value of shares purchased																																														$ 193,190
Warrant exercise price								$ 1.50	$ 1.50		$ 1.50																		$ 1.50		$ 1.50														$ 2.53																							$ 1.50
Aggregrate stated value																																																							$ (550,000)	$ (935,000)	$ (1,581,812)	$ (313,500)	$ (390,500)				$ (1,133,000)
Aggregrate stated value																																																							$ 550,000	935,000	1,581,812	313,500	390,500				$ 1,133,000
Shares issued								198,000	100,000																				80,000	100,000	140,000
Cash payment																															$ 306,118
Stockholders equity reverse stock split																																									1-for-15 reverse stock split	the Company announced that the Board of Directors approved a reverse stock split of its common stock at a ratio of 1-to-15. The Reverse Stock Split was completed on October 16, 2024 and resulted in 32,019,354 issued and outstanding shares of common stock being reduced to 2,134,625 shares of common stock.																					1 for 15 reverse stock split		1 for 15 reverse stock split
Common stock, shares issued	13,883,103																																					3,245,641			2,134,625														13,883,103						13,883,103		3,245,641		1,427,967							32,019,354
Common stock shares outstanding	13,883,103										93,731																											3,245,641			2,134,625														13,883,103						13,883,103		3,245,641		1,427,967							32,019,354
Common stock, shares authorized	200,000,000																																					200,000,000																	200,000,000						200,000,000		200,000,000		200,000,000
Common stock, par value	$ 0.0001																																					$ 0.0001																	$ 0.0001						$ 0.0001		$ 0.0001		$ 0.0001
Note payable																																						$ 150,000																									$ 150,000
Restricted common stock																									1,000,000	80,000								650,000
Debt instrument, conversion price																																																																					$ 1.50
Share price																										$ 2.50
Issuance of common stock for cash								$ 297,000	$ 150,000																				$ 120,000	$ 150,000	$ 210,000																								$ 1,324,571	430,785	655,000		388,270	$ 180,000			1,328,023		6,200,000
Revenue percentage																																		1.00%
Restricted common stock value																										$ 200,000
Value of shares issued for services																																																							$ 5,543,101	3,175,091	1,938,500	458,861	808,154	416,500			2,106,265		1,530,659
Warrant outstanding	997,899							198,000	100,000		294,643																		80,000		100,000																								997,899						997,899							140,000
Investor relations																																																							$ 33,319			255,000			$ 1,558,319	$ 438,000	453,749		1,100,465
Percentage of net sales revenue																									10.00%
Principal balance of promissory note																																																																					$ 500,000												$ 78,260
Number of common stock fully-vested and earned																				335,000
Proceeds from sales of common stock																																																													2,410,356	568,270	1,328,268		6,200,000
Fair value of warrants																																				$ 2,226,602																									2,611,413		2,895,787
Cashless warrant exercise											699,143
Stock-based compensation expense																																																													1,201,751	$ 197,703	248,682		624,463
Mr. Jacob Cohen [Member]
Class of Stock [Line Items]
Principal balance of promissory note																																																																						$ 150,000
MAAB Global Ltd [Member]
Class of Stock [Line Items]
Debt amount																																																																			$ 500,000
Principal balance of promissory note	$ 0																																																						0						0
Amendment Letter [Member]
Class of Stock [Line Items]
Cash payment	$ 160,684																																																						160,684						160,684
Warrant [Member]
Class of Stock [Line Items]
Aggregrate stated value
Aggregrate stated value
Issuance of common stock for cash
Value of shares issued for services
Weighted average price per share											$ 2.20
Cashless warrant exercise											294,643
Common Stock [Member]
Class of Stock [Line Items]
Shares issued																																																					266,667
Value of shares purchased																																																					$ 1,000,000.0
Warrant exercise price																																				$ 2.59	$ 2.61
Aggregrate stated value
Conversion of units																																																							366,667	623,332	1,001,734	85,928	128,243				374,393	[1]
Aggregrate stated value																																																							$ 37	$ 62	$ 100	$ 9	$ 13				$ 38
Shares issued																																																							709,676	432,121	305,555		63,333	40,000			345,000	[1]	350,000	[1]
Common stock price per share																																																					$ 4.50
Issuance of common stock for cash											$ 93,731																																												$ 71	$ 43	$ 31		$ 6	$ 4			$ 34		$ 35
Number of shares issued for services																																																							2,570,970	1,785,760	522,000	106,333	176,154	106,667			554,154	[1]	118,667	[1]
Value of shares issued for services																																																							$ 257	$ 179	$ 52	$ 11	$ 18	$ 11			$ 57		$ 17
Warrant outstanding								198,000																												660,000	396,000
Proceeds from sales of common stock																																																					$ 1,200,000
Fair value of warrants																																																													$ 2,611,413
Cashless warrant exercise											224,981
Common Stock [Member] | MAAB Global Ltd [Member]
Class of Stock [Line Items]
Number of shares converted																																																						333,333
Conversion price																																																						1.50%
Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Warrants to purchase common stock																																																																															320,000
Securities Purchase Agreement [Member] | Warrant [Member]
Class of Stock [Line Items]
Warrants to purchase common stock	66,000																																			660,000	396,000	60,000	132,000	330,000											220,000				66,000						66,000		60,000
Warrant exercise price	$ 2.59																																			$ 2.59	$ 2.61	$ 2.57	$ 2.57	$ 2.71					$ 7.50							$ 3.90			$ 2.59						$ 2.59		$ 2.57
Fair value of warrants																																													$ 260,750							$ 681,352
Securities Purchase Agreement [Member] | Common Stock [Member]
Class of Stock [Line Items]
Warrant exercise price																																				$ 2.59
Warrant outstanding																																				66,000
Series B Convertible Preferred Stock Designation [Member]
Class of Stock [Line Items]
Conversion, description																											(a) reduce the conversion price set forth therein to a fixed price of $1.50 per share (subject to customary adjustments for stock splits) (compared to having a fixed conversion price of $2.25 prior to the amendment); (b) reduce the floor price set forth therein from $2.25 to $1.50 per share (subject to customary adjustments for stock splits); (c) remove the dividend rights set forth therein (except for standard participatory rights for dividends declared on the Company’s common stock)
IP Purchase Agreement [Member]
Class of Stock [Line Items]
Value of shares purchased																																																															$ 27,000
Consideration amount																																																	$ 20,000,000
Cash payment																																																	$ 400,000
Cumulative preferred stock description																																																	(i) with $200,000 payable on or before June 30, 2024, (ii) $100,000 payable on or before August 31, 2024, and (iii) $100,000 payable on or before November 30, 2024
Debt Conversion Agreement [Member] | Mr. Jacob Cohen [Member]
Class of Stock [Line Items]
Note payable																																			$ 150,000																																			$ 150,000
Restricted common stock																																			100,000
Debt instrument, conversion price																																			$ 1.50
Consulting Agreement with 2 B MD [Member]
Class of Stock [Line Items]
Shares issued																																			15,000
Agreement term																																			12 months
Share price																																			$ 2.55
Issuance of common stock for cash																																			$ 38,250
Consulting Agreement with Alicia Stathopoulos [Member]
Class of Stock [Line Items]
Shares issued																																			15,000
Agreement term																																			12 months
Share price																																			$ 2.55
Issuance of common stock for cash																																			$ 38,250
Consulting Agreement with Victoria Valentine [Member]
Class of Stock [Line Items]
Shares issued																																			15,000
Agreement term																																			12 months
Share price																																			$ 2.55
Issuance of common stock for cash																																			$ 38,250
Consulting Agreement with Safaya Investment In Commercial Enterprises & Management Co. L.L.C [Member]
Class of Stock [Line Items]
Shares issued																																			50,000
Agreement term																																			12 months
Share price																																			$ 2.55
Issuance of common stock for cash																																			$ 127,500
Consulting Agreement with North York, Ltd. [Member]
Class of Stock [Line Items]
Shares issued																																			125,000
Shares issued																																			225,000
Share price																																			$ 2.55
Issuance of common stock for cash																																			$ 318,750
Subscription Agreement [Member]
Class of Stock [Line Items]
Restricted common stock					548,386	161,290																										155,555	70,000
Share price					$ 1.55	$ 1.55																										$ 2.25	$ 1.50
Restricted common stock value					$ 850,000	$ 250,000																										$ 350,000	$ 105,000
Subscription Agreement [Member] | Investor Warrant [Member]
Class of Stock [Line Items]
Warrant exercise price												$ 3.00
Ownership limitation percentage												4.999%
Ownership limitation percentage												9.999%
Weighted average price per share												$ 3.00
Subscription Agreement [Member] | Investor [Member]
Class of Stock [Line Items]
Unit price per share												$ 1.65
Aggregate common stock unit												70,454
Proceeds from sales of common stock												$ 116,249
Subscription Agreement [Member] | Warrant [Member] | Investor [Member]
Class of Stock [Line Items]
Fair value of warrants												66,635
Subscription Agreement [Member] | Common Stock [Member] | Investor [Member]
Class of Stock [Line Items]
Issuance of common stock for cash												35,227
Subscription Agreement [Member] | Common Stock and Warrant [Member] | Investor [Member]
Class of Stock [Line Items]
Issuance of common stock for cash												$ 70,454
Consulting Agreement [Member] | Spartan Crest Capital Corp. [Member]
Class of Stock [Line Items]
Common stock price per share																		$ 2.00
Number of shares issued for services																		410,000
Value of shares issued for services																		$ 820,000
Consulting Agreement [Member] | Cardinal Advisors, Ltd [Member]
Class of Stock [Line Items]
Common stock price per share																		$ 2.00
Number of shares issued for services																		100,000
Value of shares issued for services																		$ 200,000
Consulting Agreement [Member] | ArcStone Securities and Investments Corp [Member]
Class of Stock [Line Items]
Common stock price per share																	$ 2.57
Number of shares issued for services																	100,000
Value of shares issued for services																	$ 257,000
Number of shares issued cancel													50,000
Unit price per share													$ 2.57
Value of shares issued cancel													$ 128,500
Consulting Agreement [Member] | LSTM Holdings, LLC [Member]
Class of Stock [Line Items]
Common stock price per share															$ 1.69
Number of shares issued for services															200,000
Value of shares issued for services															$ 338,000
Consulting Agreement [Member] | Levo Healthcare Consulting, Inc. [Member] | June to September 2025 [Member]
Class of Stock [Line Items]
Cash yet to pay													25,000
Consulting Agreement [Member] | Levo Healthcare Consulting, Inc. [Member] | October 2025 to January 2026 [Member]
Class of Stock [Line Items]
Cash yet to pay													30,000
Consulting Agreement [Member] | Levo Healthcare Consulting, Inc. [Member] | February 2026 [Member]
Class of Stock [Line Items]
Cash yet to pay													$ 35,000
Consulting Agreement [Member] | Common Stock [Member] | Spartan Crest Capital Corp. [Member]
Class of Stock [Line Items]
Common stock price per share																																$ 4.25
Number of shares issued for services																																20,000
Value of shares issued for services																																$ 85,000
Consulting Agreement [Member] | Common Stock [Member] | Sendero Holdings, Ltd. [Member]
Class of Stock [Line Items]
Common stock price per share																																$ 4.25
Number of shares issued for services																																72,000
Value of shares issued for services																																$ 306,000
Consulting Agreement [Member] | Common Stock [Member] | Pat Ceci [Member]
Class of Stock [Line Items]
Common stock price per share																																$ 4.25
Number of shares issued for services																																10,000
Value of shares issued for services																																$ 42,500
Consulting Agreement [Member] | Common Stock [Member] | Levo Healthcare Consulting, Inc. [Member]
Class of Stock [Line Items]
Common stock price per share													$ 1.48
Number of shares issued for services													120,000
Value of shares issued for services													$ 177,600
Consulting Agreement [Member] | Common Stock [Member] | Legend Consulting LLC [Member]
Class of Stock [Line Items]
Common stock price per share												$ 1.83
Number of shares issued for services												240,000
Value of shares issued for services												$ 439,200
Consulting Agreement [Member] | Common Stock [Member] | Joe Ontman [Member]
Class of Stock [Line Items]
Common stock price per share												$ 1.83
Number of shares issued for services												70,000
Value of shares issued for services												$ 128,100
Consulting Agreement With 6330 Consulting [Member]
Class of Stock [Line Items]
Restricted common stock																												200,000
Share price																												$ 4.72
Issuance of common stock for cash																												$ 944,000
Investor relations																																																													$ 1,558,319
Recission Agreement [Member] | Navy Wharf [Member]
Class of Stock [Line Items]
Number of shares issued cancel							1,000,000
Unit price per share							$ 4.75
Value of shares issued cancel							$ 4,750,000
2022 Equity Incentive Plan [Member]
Class of Stock [Line Items]
Subject to adjustment in connection with payment of stock dividend or combination of shares																											(i) 10,000,000, and (ii) an automatic increase on April 1st of each year for a period of six years commencing on April 1, 2026 and ending on (and including) April 1, 2032, in an amount equal to the lesser of (x) ten percent (10%) of the total shares of common stock of the Company outstanding on the last day of the immediately preceding fiscal year; and (y) 2,000,000 shares of common stock; provided, however, that the Board may act prior to April 1st of a given year to provide that the increase for such year will be a lesser number of shares of common stock. This is also known as an “evergreen” provision. Notwithstanding the foregoing, no more than a total of 26,000,000 shares of common stock (or awards) may be issued or granted under the 2022 Plan in aggregate, and no more than 26,000,000 shares of common stock may be issued pursuant to the exercise of Incentive Stock Options
Consulting Agreement with OntarioInc [Member]
Class of Stock [Line Items]
Shares issued																					28,260
Agreement term																					6 months
Share price																					$ 1.60
Issuance of common stock for cash																					$ 45,216
Consulting Agreement with Luca Consulting, LLC [Member]
Class of Stock [Line Items]
Shares issued																				60,000
Agreement term				12 months																12 months
Share price																				$ 1.57
Issuance of common stock for cash																				$ 94,200
Consulting Agreement with North York, Ltd. [Member]
Class of Stock [Line Items]
Shares issued																				110,000
Share price																				$ 1.57
Issuance of common stock for cash																				$ 172,700
Compromise Settlement Agreement and Mutual Release [Member]
Class of Stock [Line Items]
Restricted common stock														62,500
Issuance of common stock for cash														$ 105,625
Restricted common stock value														$ 105,625
Unit price per share														$ 1.69
Series B Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	6,000																																					6,000																	6,000						6,000		6,000		6,000															6,000
Preferred stock, par value	$ 0.0001																																					$ 0.0001																	$ 0.0001						$ 0.0001		$ 0.0001		$ 0.0001															$ 0.0001
Preferred stock stated value																																																																																$ 1,100
Preferred stock, shares issued	82																																					2,770																	82						82		2,770		0
Preferred stock, shares outstanding	82																																					2,770																	82						82		2,770		0
Conversion of share		500								100					300								74	218	146					216
Aggregrate stated value		$ 550,000								$ 110,000					$ 330,000																																										237,600
Conversion of units		366,667								73,333					220,000															105,600
Preferred stock, convertible, conversion price		$ 1.50								$ 1.50					$ 1.50	$ 1.50						$ 1.50	$ 1.50	$ 1.50	$ 1.50					$ 2.25
Aggregrate stated value																							$ 63,801	$ 239,800																																	$ 385,000
Aggregrate stated value																							42,533	159,866	256,667
Series B Convertible Preferred Stock [Member] | Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Shares issued																			100
Value of shares purchased																			$ 100,000
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares issued	82																																					1,620																	82						82		1,620
Preferred stock, shares outstanding	82																																					1,620																	82						82		1,620
Shares issued																																			250								250	500	1,000
Value of shares purchased																																			$ 250,000								$ 250,000	$ 500,000
Conversion of share			500							100					300	100						350	74	218	350					216
Aggregrate stated value			$ 550,000							$ 110,000					$ 330,000	$ 110,000						$ 385,000	$ 63,800	$ 239,800	$ 385,000					$ 237,600
Conversion of units			366,667							73,333					220,000	73,333						256,667	42,533	159,867	256,667					105,600
Preferred stock, convertible, conversion price			$ 1.50							$ 1.50					$ 1.50	$ 1.50						$ 1.50	$ 1.50	$ 1.50	$ 1.50					$ 2.25													$ 3.21																												$ 2.36		$ 3.12	$ 4.90	$ 4.1505	$ 3.045	$ 3.045	$ 3.045
Shares issued																																				500	300
Common stock price per share																																																																						$ 2.50					$ 4.15
Issuance of common stock for cash																																				$ 500,000	$ 300,000
Series B Preferred Stock [Member] | Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Shares issued																																				500	300	50	100	250							100	150			500
Value of shares purchased	$ 50,000																																			$ 500,000	$ 300,000	$ 50,000	$ 100,000	$ 250,000							$ 100,000	$ 150,000
Warrants to purchase common stock	50																																			50																			50						50
Value of shares sold																																																													$ 50,000
Shares issued																																				50															1,500
Issuance of common stock for cash																																				$ 50,000															$ 1,650,000
Series B Convertible Preferred Stock One [Member]
Class of Stock [Line Items]
Conversion of share																							260		116
Preferred stock, convertible, conversion price																							$ 1.50		$ 1.50
Aggregrate stated value																							$ 286,002		$ 160,602
Aggregrate stated value																							190,667		107,067
Series B Convertible Preferred Stock Two [Member]
Class of Stock [Line Items]
Conversion of share																							58		350
Preferred stock, convertible, conversion price																							$ 1.50		$ 1.50
Aggregrate stated value																							$ 81,402		$ 127,602
Aggregrate stated value																							54,267		85,067
6% Series C Convertible Cumulative Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, par value																																																		$ 0.0001
Preferred stock, shares issued	980,000																																					980,000																	980,000						980,000		980,000		0
Preferred stock, shares outstanding	980,000																																					980,000																	980,000						980,000		980,000		0
Shares issued																																																		6,250,000
Preferred stock, dividend rate																																																		6.00%
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Common stock price per share																																																		$ 20
Dividends																																																													$ 1,684,109		$ 802,109
Dividends per share	$ 1.70																																																						$ 1.70						$ 1.70
Series C Preferred Stock [Member] | IP Purchase Agreement [Member]
Class of Stock [Line Items]
Value of shares purchased																																																															$ 27,000
Shares issued																																																	980,000
Common stock price per share																																																	$ 20.00
Consideration amount																																																	$ 20,000,000
Number of shares issued for purchase of patent																																																	980,000
Value of shares issued for purchase of patent																																																	$ 19,600,000
Cumulative preferred stock description																																																	(i) with $200,000 payable on or before June 30, 2024, (ii) $100,000 payable on or before August 31, 2024, and (iii) $100,000 payable on or before November 30, 2024
Cash payment																																																	$ 400,000
Share price																																																	$ 20.00
Issuance of common stock for cash																																																	$ 19,600,000
Series B Preferred Stock One [Member]
Class of Stock [Line Items]
Conversion of share																							260		116
Aggregrate stated value																							$ 286,000		$ 127,600
Conversion of units																							190,667		85,067
Preferred stock, convertible, conversion price																							$ 1.50		$ 1.50
Series B Preferred Stock Two [Member]
Class of Stock [Line Items]
Conversion of share																							58		146
Aggregrate stated value																							$ 81,400		$ 160,600
Conversion of units																							54,267		107,067
Preferred stock, convertible, conversion price																									$ 1.50

[1]	Shares have been retroactively adjusted to reflect the decreased number of shares resulting from a 1 for 15 reverse stock split.